Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2026
Remuneration of Auditors [Abstract]
Schedule of Payable for Services by the Auditor

(i) Audit and other assurance services

	30 June 2026 $	30 June 2025 $
Audit and review of financial statements	401,962	439,394
Services related to NASDAQ and ATM registration	97,650	139,327
Total remuneration for audit and other assurance services	499,612	578,721